UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/12

The following Form N-Q relates only to Dreyfus Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2012 (Unaudited)

Common Stocks--98.5%	Shares		Value ($)
Banks--.6%
HSBC Holdings, ADR	49,583	a	2,535,179
Capital Goods--4.5%
Caterpillar	85,000		7,245,400
General Electric	204,000		4,310,520
United Technologies	80,000		6,408,800
			17,964,720
Consumer Services--3.3%
Arcos Dorados Holdings, Cl. A	75,000	a	918,750
McDonald's	140,000		12,185,600
			13,104,350
Diversified Financials--5.1%
American Express	67,500		3,773,250
BlackRock	23,000		4,531,920
Franklin Resources	31,000		4,092,620
JPMorgan Chase & Co.	200,000		8,216,000
			20,613,790
Energy--21.0%
Apache	17,000		1,310,530
Chevron	160,000		16,910,400
ConocoPhillips	100,000		5,694,000
Exxon Mobil	234,560		20,674,118
Imperial Oil	100,000		4,268,000
Occidental Petroleum	130,000		9,777,300
Phillips 66	70,000		3,665,900
Royal Dutch Shell, Cl. A, ADR	160,000		10,715,200
Statoil, ADR	150,000		3,658,500
Total, ADR	153,000		7,674,480
			84,348,428
Food & Staples Retailing--1.3%
Walgreen	110,000		3,730,100

Whole Foods Market	15,000		1,400,400
			5,130,500
Food, Beverage & Tobacco--20.9%
Altria Group	250,000		8,452,500
Coca-Cola	500,000		18,960,000
Diageo, ADR	30,000		3,587,100
Kraft Foods Group	43,333	b	1,959,518
Mondelez International	130,000		3,365,700
Nestle, ADR	193,125		12,649,688
PepsiCo	80,000		5,616,800
Philip Morris International	270,000		24,267,600
SABMiller	110,000		4,983,097
			83,842,003
Health Care Equipment & Services--1.0%
Intuitive Surgical	5,000	b	2,645,000
Medtronic	35,000		1,473,850
			4,118,850
Household & Personal Products--4.3%
Estee Lauder, Cl. A	105,000		6,116,250
Procter & Gamble	158,000		11,033,140
			17,149,390
Materials--4.2%
Air Products & Chemicals	38,000		3,151,720
Freeport-McMoRan Copper & Gold	140,000		5,461,400
Praxair	43,000		4,610,030
Rio Tinto, ADR	75,000	a	3,735,000
			16,958,150
Media--4.1%
McGraw-Hill	58,500		3,106,935
News, Cl. A	170,200		4,193,728
Time Warner Cable	45,000		4,270,050
Walt Disney	100,000		4,966,000
			16,536,713
Pharmaceuticals, Biotech & Life Sciences--9.1%
Abbott Laboratories	160,000		10,400,000
Johnson & Johnson	130,000		9,064,900
Merck & Co.	70,000		3,101,000

Novo Nordisk, ADR	45,000		7,140,150
Roche Holding, ADR	135,000		6,643,350
			36,349,400
Retailing--4.0%
Target	125,500		7,922,815
Wal-Mart Stores	115,000		8,282,300
			16,205,115
Semiconductors & Semiconductor Equipment--3.2%
Intel	315,000		6,164,550
Texas Instruments	170,000		5,009,900
Xilinx	50,000		1,732,500
			12,906,950
Software & Services--4.9%
Automatic Data Processing	80,000		4,540,800
International Business Machines	63,000		11,974,410
Oracle	100,000		3,210,000
			19,725,210
Technology Hardware & Equipment--7.0%
Apple	40,000		23,411,200
QUALCOMM	75,000		4,771,500
			28,182,700
Total Common Stocks
(cost $305,665,508)			395,671,448

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,282,513)	5,282,513	[c]	5,282,513
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,865,018)	4,865,018	[c]	4,865,018
Total Investments (cost $315,813,039)	101.0%		405,818,979
Liabilities, Less Cash and Receivables	(1.0%)		(4,073,875)

Net Assets	100.0%	401,745,104
ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $4,771,870 and the value of the collateral held by the fund was $4,865,018.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $90,005,940 of which $99,532,342 related to appreciated investment securities and $9,526,402 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	21.0
Food, Beverage & Tobacco	20.9
Pharmaceuticals, Biotech & Life Sciences	9.1
Technology Hardware & Equipment	7.0
Diversified Financials	5.1
Software & Services	4.9
Capital Goods	4.5
Household & Personal Products	4.3
Materials	4.2
Media	4.1
Retailing	4.0
Consumer Services	3.3
Semiconductors & Semiconductor Equipment	3.2
Money Market Investments	2.5
Food & Staples Retailing	1.3
Health Care Equipment & Services	1.0
Banks	.6
101.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	327,162,954	-	-	327,162,954
Equity Securities - Foreign Common Stocks+	68,508,494	-	-	68,508,494
Mutual Funds	10,147,531	-	-	10,147,531

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)